Other liabilities - Foreign currency swaps and forwards - financial instruments (Details) - Foreign Currency Swaps And Forwards [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Opening value at January 1	€ 0	€ 343
Settled contracts		(343)
Fair value adjustments	4
Closing value at December 31	4	0
Financial liabilities
Opening value at January 1	353	90
Fair value adjustments		353
Settled contracts	€ (353)	(90)
Closing value at December 31		€ 353